Condensed Consolidated Balance Sheets - Free Share X-Change Limited (Anguilla) [Member] - USD ($)	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
CURRENT ASSETS
Cash in hand and bank	$ 5,618	$ 8,188	$ 2,097
Other receivable and prepayment	605	2,603
Account receivable	120	672
Total Current Assets	6,343	11,463	2,097
NON-CURRENT ASSETS
Plant and equipment, net	36,105	42,118
TOTAL NON-CURRENT ASSETS	36,105	42,118
TOTAL ASSETS	42,448	53,581	2,097
CURRENT LIABILITIES
Other payables and accrued liabilities	278,135	151,207
Deferred revenue	38,500	86,250
Account payable
Total Current Liabilities	316,635	237,457
TOTAL LIABILITIES	316,635	237,457
STOCKHOLDERS' EQUITY
Share capital	15	15	1
Accumulated other comprehensive income	7,967	3,544
Accumulated (losses)/ gain	(282,169)	(187,435)	2,096
TOTAL STOCKHOLDERS' (DEFICIT)/EQUITY	(274,187)	(183,876)	2,097
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 42,448	$ 53,581	$ 2,097